Investment Property	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTY.
Investment Property

16.  INVESTMENT PROPERTY

The investment property breakdown and activity during 2021 and 2020 are detailed as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2020	9,189,377	(2,394,222)	6,795,155
Depreciation expense	-	(19,812)	(19,812)
Reversals of value impairment loss recognized in the income statement	-	646,597	646,597
Balance as of December 31, 2020	9,189,377	(1,767,437)	7,421,940
Depreciation expense	-	(19,812)	(19,812)
Reversals of value impairment recognized in the income statement	-	136,877	136,877
Balance as of December 31, 2021	9,189,377	(1,650,372)	7,539,005

During 2021 and 2020, no real estate property has been sold.

-	Fair value measurement and hierarchy

As of December 31, 2021 and 2020, the fair value of the investment was ThCh$8,856,391 and ThCh$8,484,901 respectively. This value was determined according to independent appraisals.

The input data used in this valuation are considered to be Level 3 for the purposes of the fair value hierarchy.

The fair value hierarchy for investment properties is the following:

	Fair value measured as of December 31, 2021
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,856,391

See Note 3.h.

The revenue and expenses derived from investment properties for the years ended December 31, 2021, 2020 and 2019, are detailed as follows:

	2021	2020	2019
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	204,483	196,955	202,896
Direct operating expenses from investment properties that generate rental income	(39,727)	(36,761)	(44,136)
Total	164,756	160,194	158,760

There are no contracts for repairs, maintenance, acquisition, construction, or development which represent future obligations for the Group as of December 31, 2021 and 2020.

The Group has engaged insurance policies to cover the possible risks to which the different elements of its real estate investments are exposed, as well as potential claims that may arise due to the performance of its activities, with the understanding that these policies sufficiently cover these risks.